SUBSEQUENT EVENTS - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 01, 2021 CNY (¥)	Jan. 05, 2021	Dec. 31, 2020 MXN ($)
Aguila Information, S.A.P.I. de C.V.
Subsequent Event [Line Items]
Purchase price for shares | $			$ 1
Subsequent Event | Aguila Information, S.A.P.I. de C.V.
Subsequent Event [Line Items]
Equity ownership percent transferred		6.00%
Equity ownership percent before agreement to transfer equity interest		51.00%
Equity ownership percent after agreement to transfer equity interest		45.00%
Subsequent Event | Jiayin Finance
Subsequent Event [Line Items]
Equity ownership percent transferred	95.00%
Purchase price for shares | ¥	¥ 95,000